PROPERTY AND EQUIPMENT, NET - Schedule (Details) ¥ in Millions, $ in Millions	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Cost:
Property and equipment, gross	¥ 14,167		¥ 14,294
Less: Accumulated depreciation	8,551		8,456
Property and equipment net excluding construction in process	5,616		5,838
Construction in progress	266		259
Property and equipment, net	5,882	$ 809	6,097
Buildings
Cost:
Property and equipment, gross	791		791
Leasehold improvements
Cost:
Property and equipment, gross	11,073		11,053
Furniture, fixtures and equipment
Cost:
Property and equipment, gross	2,301		2,448
Motor vehicles
Cost:
Property and equipment, gross	¥ 2		¥ 2